SHARE-BASED EXPENSE - Restricted Share Units (Details) $ / shares in Units, $ in Millions											12 Months Ended		28 Months Ended
	Apr. 13, 2025 $ / shares	Apr. 13, 2025 $ / shares	Jan. 21, 2025 $ / shares	Jan. 21, 2025 $ / shares	Sep. 09, 2024 USD ($)	Aug. 08, 2024 $ / shares	Aug. 08, 2024 $ / shares	Nov. 09, 2023 $ / shares	Nov. 09, 2023 $ / shares	Sep. 07, 2023 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2025	Dec. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, granted (in shares)													178,003
Number of other equity instruments outstanding in share-based payment arrangement (in shares)														178,003
Share-based compensation | $											$ 60.2	$ 6.6
Restricted share units ("RSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, granted (in shares)	2,075,000	2,075,000	816,943	816,943		16,125	16,125	305,000	305,000	1,191,211	2,891,940	16,126	4,404,279
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,383,328	1,383,328	782,125	782,125		10,750	10,750	0	0	1,141,265	3,317,468	1,174,874	3,317,468	3,317,468	1,496,213
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in C$ or USD per share) | (per share)	$ 12.01	$ 16.68	$ 7.10	$ 10.17		$ 6.20	$ 8.50	$ 8.94	$ 12.33	$ 13.35
Vesting period						3 years	3 years	3 years	3 years	3 years
Share-based compensation | $											$ 30.5	$ 5.7
Restricted share units ("RSU") | Kurmuk project
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation | $					$ 2.7
Tranche One | Restricted share units ("RSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Shares vesting (in shares) | shares										67,425
Vesting (as a percentage)			50.00%	50.00%
Tranche Two | Restricted share units ("RSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Shares vesting (in shares) | shares										67,425
Vesting (as a percentage)			25.00%	25.00%
Tranche Three | Restricted share units ("RSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Shares vesting (in shares) | shares										1,123,786
Vesting (as a percentage)			25.00%	25.00%